Income taxes - Changes in Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Valuation allowance on deferred tax assets, beginning of year	$ (86,411,016)	$ (84,812,836)
Change related to:
Valuation allowance movement recognized in continuing operations	(6,542,458)	(6,190,063)
Valuation allowance movement recognized in equity	(251,259)	4,591,883
Valuation allowance on deferred tax assets, end of year	$ (92,702,215)	$ (86,411,016)